Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)				1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 11, 2020	May 15, 2020	Jan. 01, 2018	Jun. 30, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2020
Accounting Policies [Line Items]
Allowance for doubtful accounts						$ 1,135,000		$ 1,135,000		$ 789,000	$ 0
Deferred offering costs										2,400,000	0
Net loss								104,287,000	$ 60,479,000	142,978,000	85,178,000
Net cash (used in) provided by operating activities								4,000	(127,897,000)	(215,636,000)	(64,911,000)
Increased borrowing capacity					$ 450,000,000
Proceeds from issuance of IPO								504,023,000
Net decrease to accumulated deficit			$ 1,700,000
Other assets						12,472,000		12,472,000		11,485,000	5,573,000
Amortization expense										300,000
Operating lease liabilities						16,390,000		16,390,000				$ 18,400,000
Operating lease right-of-use assets						15,437,000		15,437,000				$ 17,400,000
Cash deposits included in restricted cash						21,853,000		21,853,000		1,853,000	1,853,000
Under writing discount and offering expenses								7,500,000
IPO
Accounting Policies [Line Items]
Deferred offering costs	$ 7,500,000			$ 7,500,000
Proceeds from issuance of IPO	$ 504,000,000			$ 504,000,000
Common stock, issued	24,437,500
Term for issuance of additional shares of common stock	$ 22.00
Selling, General and Administrative Expenses
Accounting Policies [Line Items]
Advertising expense						11,600,000	$ 12,700,000	29,500,000	19,800,000	49,900,000	25,600,000
Selling, General and Administrative Expenses | Shipping and Handling
Accounting Policies [Line Items]
Shipping and handling expenses						5,500,000	$ 2,700,000	11,300,000	$ 4,900,000	$ 14,000,000	$ 6,400,000
Vehicle Floor Plan Facilities | Cash Deposits
Accounting Policies [Line Items]
Cash deposits included in restricted cash						$ 20,000,000		$ 20,000,000
Vehicle Floor Plan Facilities | Line Of Credit
Accounting Policies [Line Items]
Increased borrowing capacity					$ 450,000,000
Extended term					2021-03
Maximum
Accounting Policies [Line Items]
Amortization Period										5 years
Maximum | IPO
Accounting Policies [Line Items]
Term for issuance of additional shares of common stock										$ 14.84
Minimum
Accounting Policies [Line Items]
Amortization Period										2 years
RA Agreement
Accounting Policies [Line Items]
Common stock, issued		183,870
Term for issuance of additional shares of common stock		$ 11.57
RA Agreement | Maximum
Accounting Policies [Line Items]
Issuance of additional shares of common stock		8,641,914